SCHEDULE OF CASH AND CASH EQUIVALENTS (Parenthetical) (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Cash, FDIC amount	$ 250,000	$ 250,000	$ 250,000